Business Segments (Segment information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Segment Information
Net sales	$ 7,569	$ 7,916	$ 7,752	$ 7,634	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 30,871	$ 29,904	$ 29,611
Operating Income									6,666	6,483	6,178
Assets	33,550				33,876				33,550	33,876	31,616
Depreciation and amortization									1,371	1,288	1,236
Capital expenditures									1,665	1,484	1,379
Business Segments | Industrial
Business Segment Information
Net sales									10,657	10,008	9,688
Operating Income									2,307	2,244	1,988
Assets	8,833				8,614				8,833	8,614	7,579
Depreciation and amortization									373	324	338
Capital expenditures									511	416	384
Business Segments | Safety and Graphics
Business Segment Information
Net sales									5,584	5,406	5,398
Operating Income									1,227	1,210	1,232
Assets	5,122				5,085				5,122	5,085	4,949
Depreciation and amortization									255	237	250
Capital expenditures									207	189	203
Business Segments | Electronics and Energy
Business Segment Information
Net sales									5,393	5,458	5,732
Operating Income									954	1,026	1,140
Assets	5,336				5,512				5,336	5,512	5,296
Depreciation and amortization									260	266	255
Capital expenditures									261	350	274
Business Segments | Health Care
Business Segment Information
Net sales									5,334	5,138	5,011
Operating Income									1,672	1,641	1,484
Assets	4,329				4,296				4,329	4,296	4,190
Depreciation and amortization									171	169	199
Capital expenditures									120	113	159
Business Segments | Consumer
Business Segment Information
Net sales									4,435	4,386	4,230
Operating Income									945	943	855
Assets	2,516				2,445				2,516	2,445	2,423
Depreciation and amortization									106	110	102
Capital expenditures									128	105	98
Corporate and Unallocated
Business Segment Information
Net sales									8	4	10
Operating Income									(321)	(472)	(420)
Assets	7,414				7,924				7,414	7,924	7,179
Depreciation and amortization									206	182	92
Capital expenditures									438	311	261
Elimination of Dual Credit
Business Segment Information
Net sales									(540)	(496)	(458)
Operating Income									$ (118)	$ (109)	$ (101)